Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Schedule of Stock Options Outstanding	Below is a table summarizing the changes in stock options outstanding during the nine months ended September 30, 2023:
		Weighted- Average
	Options	Exercise Price

Outstanding at December 31, 2022	750	$155.00

Granted	1,731	$28.89
Exercised
Forfeited	(750)	155.00

Outstanding at September 30, 2023	1,731	$28.89

Exercisable at September 30, 2023	-	-
Below is a table summarizing the changes in stock options outstanding during the years ended December 31, 2022 and 2021:
		Weighted-Average
	Options	Exercise Price

Outstanding at December 31, 2020	11,100	$450.00

Granted	3,000	155.00
Exercised	-	-
Forfeited	(9,641)	450.00

Outstanding at December 31, 2021	4,459	$251.50

Granted	-	-
Exercised	-	-
Forfeited	(3,709)	271.00

Outstanding at December 31, 2022	750	$155.00

Exercisable at December 31, 2022	750	$155.00

Schedule of Warrants Outstanding	Below is a table summarizing the changes in warrants outstanding during the nine months ended September 30, 2023
		Weighted- Average
	Warrants	Exercise Price

Outstanding at December 31, 2022	1,871,333	$114.85

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at September 30, 2023	1,871,333	$114.85

Exercisable at September 30, 2023	1,871,333	$114.85
Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2022 and 2021:
		Weighted- Average
	Warrants	Exercise Price

Outstanding at December 31, 2020	1,111	$562.50

Granted	1,870,222	114.50
Exercised	(21,045)	(112.50)
Forfeited	-	-

Outstanding at December 31, 2021	1,850,288	$115.00

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2022	1,850,288	$114.88

Exercisable at December 31, 2022	1,850,288	$114.88